Intangible Assets/Liabilities Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	$ 27,504
Year Two	12,864
Year Three	5,581
Year Four	5,581
Year Five	5,581
Thereafter	81,826
Total	138,937
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	2,811
Year Two	2,818
Year Three	2,811
Year Four	2,811
Year Five	2,811
Thereafter	38,392
Total	52,454
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	995
Year Two	995
Year Three	995
Year Four	995
Year Five	995
Thereafter	36,339
Total	41,314
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	7,095
Total	15,970
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	21,923
Year Two	7,276
Year Three	0
Year Four	0
Year Five	0
Thereafter	0
Total	$ 29,199